Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 05, 2012
Stock options under 2012 Plan
Stock option details
Shares available for future grants	178,250			800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life	7 years 7 months 10 days	7 years 7 months 17 days
Dividend yield (as a percent)	2.36%	2.01%
Interest rate (as a percent)	1.91%	2.28%
Volatility (as a percent)	46.52%	47.36%
Stock option activity
Options outstanding at the beginning of the period (in shares)	993,889
Plus: Options granted (in shares)	56,500
Less:
Options exercised (in shares)	82,241
Options expired (in shares)	44,075
Options forfeited (in shares)	52,346
Options outstanding at the end of the period (in shares)	871,727	993,889
Options fully vested and exercisable at the end of the period (in shares)	212,821
Stock options, weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 18.94
Plus: Options granted, weighted average exercise price (in dollars per share)	24.24
Less:
Options exercised, weighted average exercise price (in dollars per share)	17.15
Options expired, weighted average exercise price (in dollars per share)	26.73
Options forfeited, weighted average exercise price (in dollars per share)	18.52
Options outstanding at the end, weighted average exercise price (in dollars per share)	19.08	$ 18.94
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 13.99
Stock options, weighted average remaining contractual term
Options outstanding at the end, weighted average remaining contractual term	6 years 7 months 28 days
Options fully vested and exercisable at the end, weighted average remaining contractual term	3 years 4 months 17 days
Stock options, aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 5,769,000
Options fully vested and exercisable at the end, aggregate intrinsic value	2,492,000
Stock-based compensation expense	1,172,000	$ 1,058,000	$ 414,000
Stock-based compensation cost, unrecognized, related to non-vested options	$ 3,334,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	2 years
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 9.42	$ 9.07	$ 9.05
Total fair value of stock options vested	$ 872,000	$ 376,000	$ 480,000
Total intrinsic value of stock options exercised	$ 781,000	$ 468,000	$ 171,000
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted	5 years